UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 1899

DREYFUS GROWTH OPPORTUNITY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28(9)

Date of reporting period:	5/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth Opportunity Fund, Inc.
May 31, 2006 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)

Consumer Discretionary--15.5%
Advance Auto Parts	62,450	2,380,594
Coach	71,500 a	2,079,220
H & R Block	67,300	1,531,075
Harrah's Entertainment	19,400	1,475,176
Home Depot	85,000	3,240,200
JC Penney	37,510	2,279,108
Marriott International, Cl. A	20,700	1,497,231
News, Cl. A	112,100	2,137,747
Omnicom Group	20,600	1,959,266
Polo Ralph Lauren	32,400	1,830,600
Staples	97,200	2,283,228
Starbucks	42,400 a	1,511,560
Station Casinos	20,400	1,489,200
Target	67,100	3,282,532
Time Warner	77,300	1,330,333
Viacom, Cl. B	60,450 a	2,281,987
		32,589,057
Consumer Staples--9.9%
Altria Group	65,000	4,702,750
Cadbury Schweppes, ADR	67,700	2,609,158
Colgate-Palmolive	49,800	3,004,932
CVS	87,600	2,444,040
Dean Foods	52,700 a	1,881,390
PepsiCo	100,500	6,076,230
		20,718,500
Energy--5.1%
Diamond Offshore Drilling	19,900	1,706,226
Grant Prideco	23,800 a	1,143,352
Halliburton	19,900	1,484,341
Marathon Oil	33,500	2,514,175
Todco, Cl. A	25,500	1,126,335
Valero Energy	17,500	1,073,625
Weatherford International	30,100 a	1,566,404
		10,614,458
Financial--8.6%
Annaly Mortgage Management	71,700	932,100
AON	36,700	1,308,355
Capital One Financial	15,800	1,307,766
CapitalSource	54,223	1,274,241
Countrywide Financial	26,400	1,010,592
E*Trade Financial	77,300 a	1,876,071
Golden West Financial	6,000	438,600
Janus Capital Group	56,800	1,022,968
JPMorgan Chase & Co.	48,200	2,055,248
Merrill Lynch & Co.	28,400	2,056,444
PNC Financial Services Group	15,900	1,095,669
Prudential Financial	16,800	1,279,320
UnumProvident	56,000	1,005,760
Wachovia	25,500	1,364,250
		18,027,384
Health Care--18.4%
Abbott Laboratories	84,700	3,616,690
Advanced Medical Optics	35,500 a	1,608,860
Aetna	35,900	1,380,714
Alcon	9,500	1,026,760
Amgen	52,800 a	3,568,752
Celgene	25,400 a	1,052,830
Cephalon	17,500 a	1,045,100
Cerner	56,400 a	2,142,072
Covance	29,200 a	1,724,844
Cytyc	37,800 a	993,384
DaVita	40,000 a	2,118,400
Fisher Scientific International	14,800 a	1,098,900
Genzyme	21,000 a	1,249,500
Invitrogen	20,700 a	1,319,418
Medco Health Solutions	44,500 a	2,398,550
Novartis, ADR	40,000	2,219,200
Sanofi-Aventis, ADR	23,800	1,125,026
Schering-Plough	207,400	3,953,044
Thermo Electron	36,500 a	1,341,010
Wyeth	48,100	2,200,094
Zimmer Holdings	23,500 a	1,422,925
		38,606,073

Industrial--15.1%
3M	32,600	2,727,316
American Standard Cos.	27,800	1,181,222
Danaher	21,000	1,346,310
Emerson Electric	26,800	2,211,536
Empresa Brasileira de Aeronautica, ADR	37,500	1,254,375
General Electric	321,000	10,997,460
Honeywell International	53,200	2,190,776
Norfolk Southern	52,600	2,775,176
Textron	12,400	1,127,532
Tyco International	39,500	1,070,845
United Technologies	46,000	2,875,920
US Airways Group	40,500 a	1,891,350
		31,649,818
Information Technology--23.2%
Autodesk	57,100 a	2,077,869
Broadcom, Cl. A	58,200 a	1,967,742
Cisco Systems	330,700 a	6,508,176
Citrix Systems	29,600 a	1,112,368
Cognizant Technology Solutions, Cl. A	27,000 a	1,593,000
Corning	134,900 a	3,271,325
Google, Cl. A	5,600 a	2,082,192
International Business Machines	54,500	4,354,550
Marvell Technology Group	38,800 a	1,849,596
Microchip Technology	64,500	2,212,350
Microsoft	373,900	8,468,835
Network Appliance	46,700 a	1,494,400
Qualcomm	94,900	4,290,429
SAP, ADR	21,300	1,121,019
Sun Microsystems	208,900 a	973,474
Texas Instruments	106,700	3,332,241
Yahoo!	61,800 a	1,952,262
		48,661,828
Materials--2.3%
BHP Billiton, ADR	26,200	1,133,936
Freeport-McMoRan Copper & Gold, Cl. B	22,500	1,259,775
Praxair	23,500	1,238,450
Rio Tinto, ADR	5,500	1,221,000
		4,853,161
Total Common Stocks
(cost $192,570,824)		205,720,279

Other Investment--3.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,747,000)	6,747,000 b	6,747,000

Total Investments (cost $199,317,824)	101.3%	212,467,279
Liabilities, Less Cash and Receivables	(1.3%)	(2,712,437)
Net Assets	100.0%	209,754,842

ADR - American Depository Receipts. a Non-income producing security. b Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GROWTH OPPORTUNITY FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 20, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 20, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)